FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of credit risk (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 182,175	$ 154,154	$ 256,624	$ 77,696
Advances receivable and prepaid expenses	360,176	345,193
Credit risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	182,175	154,154
Advances receivable and prepaid expenses	360,176	345,193
Financial asset maximum credit exposure	$ 542,351	$ 499,347